UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1193

Fidelity Magellan Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Magellan® Fund

December 31, 2017

MAG-QTLY-0218
1.811314.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 0.5%
Tesla, Inc. (a)	263,600	$82,072
Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	998,600	93,868
Service Corp. International	2,376,132	88,677
		182,545
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp.	678,200	45,012
Royal Caribbean Cruises Ltd.	471,200	56,205
		101,217
Household Durables - 0.8%
Roku, Inc. Class B	2,665,553	131,121
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (a)	405,700	474,454
JD.com, Inc. sponsored ADR (a)	1,071,200	44,369
Netflix, Inc. (a)	774,300	148,635
		667,458
Media - 0.4%
China Literature Ltd. (a)(b)	791,379	8,443
Sirius XM Holdings, Inc. (c)	8,106,900	43,453
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	7,417,027	18,543
		70,439
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	392,700	42,141
Specialty Retail - 1.6%
Home Depot, Inc.	1,408,900	267,029
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	1,207,400	165,667

TOTAL CONSUMER DISCRETIONARY		1,709,689

CONSUMER STAPLES - 7.1%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	510,600	116,708
Monster Beverage Corp. (a)	3,847,200	243,489
		360,197
Food & Staples Retailing - 3.2%
CVS Health Corp.	1,910,900	138,540
Wal-Mart Stores, Inc.	4,137,300	408,558
		547,098
Food Products - 0.5%
Post Holdings, Inc. (a)	974,800	77,233
Personal Products - 1.3%
elf Beauty, Inc. (a)(c)	2,192,200	48,908
Estee Lauder Companies, Inc. Class A	581,500	73,990
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,844,200	103,834
		226,732

TOTAL CONSUMER STAPLES		1,211,260

ENERGY - 6.1%
Energy Equipment & Services - 2.2%
Baker Hughes, a GE Co. Class A	4,215,600	133,382
National Oilwell Varco, Inc.	1,509,000	54,354
Schlumberger Ltd.	2,674,700	180,248
		367,984
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	2,174,500	116,640
Apache Corp.	1,313,600	55,460
Cimarex Energy Co.	472,600	57,662
ConocoPhillips Co.	3,314,100	181,911
EOG Resources, Inc.	932,500	100,626
Newfield Exploration Co. (a)	1,240,400	39,110
Pioneer Natural Resources Co.	308,000	53,238
The Williams Companies, Inc.	2,124,300	64,770
		669,417

TOTAL ENERGY		1,037,401

FINANCIALS - 17.9%
Banks - 9.9%
Bank of America Corp.	13,418,300	396,108
Citigroup, Inc.	4,282,416	318,655
JPMorgan Chase & Co.	4,279,898	457,692
Regions Financial Corp.	3,522,400	60,867
U.S. Bancorp	2,657,059	142,365
Wells Fargo & Co.	4,888,255	296,570
		1,672,257
Capital Markets - 5.2%
BlackRock, Inc. Class A	319,600	164,182
Charles Schwab Corp.	2,861,500	146,995
Goldman Sachs Group, Inc.	616,700	157,110
Invesco Ltd.	675,100	24,668
Morgan Stanley	1,932,100	101,377
MSCI, Inc.	694,200	87,844
Northern Trust Corp.	1,061,200	106,003
PJT Partners, Inc.	205,245	9,359
The Blackstone Group LP	2,634,800	84,366
		881,904
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	1,923,366	381,250
Insurance - 0.6%
Chubb Ltd.	647,896	94,677

TOTAL FINANCIALS		3,030,088

HEALTH CARE - 13.2%
Biotechnology - 5.3%
Alexion Pharmaceuticals, Inc. (a)	668,500	79,946
Amgen, Inc.	2,807,987	488,309
Amicus Therapeutics, Inc. (a)	5,611,634	80,751
Biogen, Inc. (a)	417,700	133,067
Clinical Data, Inc. rights 4/4/18 (a)(f)	988,714	0
Regeneron Pharmaceuticals, Inc. (a)	162,600	61,131
Vertex Pharmaceuticals, Inc. (a)	343,700	51,507
		894,711
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	6,915,400	171,433
Danaher Corp.	1,819,600	168,895
		340,328
Health Care Providers & Services - 3.8%
Cigna Corp.	480,700	97,625
Humana, Inc.	469,200	116,394
UnitedHealth Group, Inc.	1,951,900	430,316
		644,335
Health Care Technology - 0.3%
Cerner Corp. (a)	785,259	52,919
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	1,523,500	102,029
Bruker Corp.	2,368,062	81,272
Thermo Fisher Scientific, Inc.	438,000	83,167
		266,468
Pharmaceuticals - 0.2%
Jazz Pharmaceuticals PLC (a)	272,940	36,751

TOTAL HEALTH CARE		2,235,512

INDUSTRIALS - 12.9%
Aerospace & Defense - 7.2%
General Dynamics Corp.	1,022,200	207,967
Huntington Ingalls Industries, Inc.	815,733	192,268
Lockheed Martin Corp.	308,400	99,012
Northrop Grumman Corp.	1,158,300	355,494
Raytheon Co.	1,137,600	213,698
United Technologies Corp.	1,268,300	161,797
		1,230,236
Airlines - 0.4%
Southwest Airlines Co.	1,155,600	75,634
Building Products - 0.3%
A.O. Smith Corp.	765,400	46,904
Construction & Engineering - 0.8%
Fluor Corp.	2,627,000	135,685
Electrical Equipment - 0.2%
Fortive Corp.	406,050	29,378
Industrial Conglomerates - 0.0%
ITT, Inc.	58,301	3,112
Machinery - 2.4%
Allison Transmission Holdings, Inc.	2,031,600	87,501
Caterpillar, Inc.	1,771,900	279,216
WABCO Holdings, Inc. (a)	254,100	36,463
		403,180
Professional Services - 1.3%
IHS Markit Ltd. (a)	4,867,200	219,754
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	1,127,100	45,118

TOTAL INDUSTRIALS		2,189,001

INFORMATION TECHNOLOGY - 25.3%
Electronic Equipment & Components - 0.2%
CDW Corp.	527,400	36,649
Internet Software & Services - 8.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	256,100	44,159
Alphabet, Inc.:
Class A (a)	430,616	453,611
Class C (a)	434,354	454,508
Facebook, Inc. Class A (a)	2,004,500	353,714
GoDaddy, Inc. (a)	472,400	23,752
MuleSoft, Inc. Class A	299	7
Nutanix, Inc. Class B (b)	462,283	16,309
Tencent Holdings Ltd.	445,400	23,053
		1,369,113
IT Services - 4.4%
Accenture PLC Class A	785,900	120,313
Cognizant Technology Solutions Corp. Class A	1,044,700	74,195
Global Payments, Inc.	565,300	56,666
MasterCard, Inc. Class A	992,700	150,255
PayPal Holdings, Inc. (a)	2,035,600	149,861
Visa, Inc. Class A	1,755,800	200,196
		751,486
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Ltd.	475,200	122,079
NVIDIA Corp.	857,100	165,849
Qualcomm, Inc.	1,764,200	112,944
		400,872
Software - 5.2%
Adobe Systems, Inc. (a)	870,400	152,529
Autodesk, Inc. (a)	943,000	98,855
Citrix Systems, Inc. (a)	1,074,400	94,547
DocuSign, Inc. (a)(e)(f)	16,185	432
Electronic Arts, Inc. (a)	601,800	63,225
Microsoft Corp.	597,400	51,102
Salesforce.com, Inc. (a)	1,344,175	137,415
SAP SE sponsored ADR (c)	1,442,300	162,057
Tanium, Inc. Class B (e)(f)	415,800	2,133
Workday, Inc. Class A (a)	1,090,600	110,958
Xero Ltd. (a)	4	0
		873,253
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	5,051,813	854,920

TOTAL INFORMATION TECHNOLOGY		4,286,293

MATERIALS - 4.0%
Chemicals - 4.0%
CF Industries Holdings, Inc.	1,808,100	76,917
DowDuPont, Inc.	4,710,000	335,446
FMC Corp.	548,900	51,959
LyondellBasell Industries NV Class A	2,013,819	222,165
		686,487
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	1,459,261	208,193
Equinix, Inc.	158,900	72,017
		280,210
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP (d)(e)(f)(g)	500,000	1,735
RREF CMBS AIV, LP (d)(e)(f)(g)(h)	500,000	20,295
RREF Midtown Colony REIT, Inc. (d)(e)(f)(g)(i)	500,000	0
		22,030

TOTAL REAL ESTATE		302,240

TOTAL COMMON STOCKS
(Cost $10,880,186)		16,687,971

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (a)(e)(f)	3,163,704	17,682
INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 0.4%
Lyft, Inc. Series H (e)(f)	1,021,484	40,600
Uber Technologies, Inc. Series D, 8.00% (a)(e)(f)	966,928	33,765
		74,365
Software - 0.7%
Cloudflare, Inc. Series D 8.00% (a)(e)(f)	571,642	3,138
DocuSign, Inc.:
Series B (a)(e)(f)	7,510	201
Series B-1 (a)(e)(f)	2,249	60
Series D (a)(e)(f)	2,376,438	63,498
Series E (a)(e)(f)	139,427	3,725
Malwarebytes Corp. Series B (a)(e)(f)	3,373,494	43,181
		113,803

TOTAL INFORMATION TECHNOLOGY		188,168

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $117,133)		205,850

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.36% (j)	68,738,582	68,752
Fidelity Securities Lending Cash Central Fund 1.36% (j)(k)	93,892,898	93,912
TOTAL MONEY MARKET FUNDS
(Cost $162,648)		162,664
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $11,159,967)		17,056,485
NET OTHER ASSETS (LIABILITIES) - (0.6)%(l)		(102,020)
NET ASSETS - 100%		$16,954,465

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	384	March 2018	$51,379	$846	$846

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,752,000 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $248,988,000 or 1.5% of net assets.

 (f) Level 3 security

 (g) Affiliated company

 (h) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (i) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

 (l) Includes $1,728,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D 8.00%	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Lyft, Inc. Series H	11/22/17	$40,600
Malwarebytes Corp. Series B	12/21/15	$35,000
Rialto Real Estate Fund LP	2/24/11-8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11-8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Tanium, Inc. Class B	4/21/17	$2,064
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000
WME Entertainment Parent, LLC Class A	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,336
Fidelity Securities Lending Cash Central Fund	1,509
Total	$2,845

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rialto Real Estate Fund LP	$3,249	$--	$--	$1,895	$--	$(1,514)	$1,735
RREF CMBS AIV, LP	21,461	--	--	875	--	(1,166)	20,295
RREF Midtown Colony REIT, Inc.	--	--	--	--	--	--	--
Total	$24,710	$--	$--	$2,770	$--	$(2,680)	$22,030

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,727,371	$1,560,025	$131,121	$36,225
Consumer Staples	1,211,260	1,107,426	103,834	--
Energy	1,037,401	1,037,401	--	--
Financials	3,030,088	3,030,088	--	--
Health Care	2,235,512	2,235,512	--	--
Industrials	2,189,001	2,189,001	--	--
Information Technology	4,474,461	4,260,675	23,053	190,733
Materials	686,487	686,487	--	--
Real Estate	302,240	280,210	--	22,030
Money Market Funds	162,664	162,664	--	--
Total Investments in Securities:	$17,056,485	$16,549,489	$258,008	$248,988
Derivative Instruments:
Assets
Futures Contracts	$846	$846	$--	$--
Total Assets	$846	$846	$--	$--
Total Derivative Instruments:	$846	$846	$--	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Information Technology
Beginning Balance	$135,563
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	12,506
Cost of Purchases	42,664
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$190,733
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2017	$12,506
Other Investments in Securities
Beginning Balance	$84,425
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(10,077)
Cost of Purchases	7
Proceeds of Sales	(16,100)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$58,255
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2017	$24,172

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$248,988	Market comparable	Enterprise value/Sales multiple (EV/S)	4.8 - 13.1 / 6.3	Increase
			Discount rate	7.5%	Decrease
			Discount for lack of marketability	10.0% - 20.0% / 13.3%	Decrease
			Liquidity preference	$4.84	Increase
			Premium rate	6.1% - 108.0% / 9.2%	Increase
		Market approach	Transaction price	$2.50 - $48.77 / $31.30	Increase
		Recovery value	Recovery value	0.0%	Increase
		Book value	Book value multiple	1.0	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2018